Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 14,607,774		¥ 11,024,906
China, Yuan Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	13,230,745	$ 13,230,745	8,513,644	$ 8,513,644
United States of America, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	1,355,226	194,588	1,788,100	281,083
Hong Kong, Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	8,268	$ 9,256	695,738	$ 852,743
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 13,535		¥ 27,424